Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share Options Outstanding	For the year ended December 31, 2023, changes in the status of total outstanding options, were as follows:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023 and December 31, 2023	4,000,000	0.2305	5.19	408
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023	—	—	—	—
Granted	13,680,000	0.0500	4.49	4,275
Exercised	—	—	—	—
Forfeited	(2,380,000)	—	—	—
Outstanding as of December 31, 2023	11,300,000	0.0500	3.59	3,192

Schedule of Activity of Service-Based RSUs	A summary of the activity of the service-based RSUs for the year ended December 31, 2023 is presented as follows:
	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2023	—	—
Granted	536,990	3,410
vested	—	—
Forfeited	—	—
Unvested as of December 31, 2023	536,990	3,410

Schedule of Fair Value of the 2023 MDRT Options on the Grant	The assumptions used in determining the fair value of the 2023 MDRT Options on the grant date were as follows:
Assumptions	February 6, 2023
Expected dividend yield (Note i)	3.69%
Risk-free interest rates (Note ii)	3.88%
Expected volatility (Note iii)	51.41%
Expected life in years (Note iv)	4.49
Exercise multiple (Note v)	2.80
Fair value of options on grant date	US$0.2896 ~ US$0.2997